Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

	June 30, 2022		December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$163,362	$163,362	$159,467	$159,467
Restricted cash	$11,262	$11,262	$9,979	$9,979
Amounts due from related parties, short-term	$14,722	$14,722	$—	$—
Amounts due from related parties, long-term	$36,302	$36,302	$35,245	$35,245
Amounts due to related parties, short-term	$—	$—	$(64,204)	$(64,204)
Long-term borrowings, including current portion, net	$(1,287,343)	$(1,299,366)	$(1,361,709)	$(1,374,445)

Fair Value Measurements on a Nonrecurring Basis

	Fair Value Measurements as at June 30, 2022
	Total	Level I	Level II	Level III
Cash and cash equivalents	$163,362	$163,362	$—	$—
Restricted cash	$11,262	$11,262	$—	$—
Amounts due from related parties, short-term (2)	$14,722	$—	$14,722	$—
Amounts due from related parties, long-term (3)	$36,302	$—	$36,302	$—
Long-term borrowings, including current portion, net (1)	$(1,299,366)	$—	$(1,299,366)	$—

	Fair Value Measurements as at December 31, 2021
	Total	Level I	Level II	Level III
Cash and cash equivalents	$159,467	$159,467	$—	$—
Restricted cash	$9,979	$9,979	$—	$—
Amounts due from related parties, long-term (3)	$35,245	$—	$35,245	$—
Amounts due to related parties, short-term (4)	$(64,204)	$—	$(64,204)	$—
Long-term borrowings, including current portion, net (1)	$(1,374,445)	$—	$(1,374,445)	$—

(1)	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(2)	The fair value of the Company’s short-term receivable from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
(3)	The fair value of the Company’s long-term receivable from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
(4)	The fair value of the Company’s short-term payable to related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.